Exploration for and evaluation of oil and natural gas resources (Tables)	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

			$ million
	2022	2021	2020
Exploration and evaluation costs
Exploration expenditure written off[a]	385	167	9,920
Other exploration costs	200	257	360
Exploration expense for the year	585	424	10,280
Impairment losses	2	1	156
Intangible assets – exploration and appraisal expenditure[b]	4,213	4,289	4,113
Liabilities	88	98	71
Net assets	4,125	4,191	4,042
Cash used in operating activities	200	257	360
Cash used in investing activities	909	369	674
[a]2020 includes $2,643 million in the Gulf of Mexico primarily relating to the Paleogene assets, $2,539 million in Canada primarily relating to Terre de Grace, $2,141 million in Brazil, $952 million in Egypt and $832 million in Angola.
[b]Amount capitalized at 31 December 2022, 2021 and 2020 relates to assets in various regions. The largest of these is approximately $600 million capitalized in the Middle East region (2021 approximately $700 million and 2020 approximately $700 million capitalized in the Middle East Region).